CAPITAL STRUCTURE AND FINANCIAL ITEMS - FINANCIAL RISKS - Key Currencies (Details) - Foreign exchange risk	12 Months Ended
	Dec. 31, 2017 DKK / ¥ DKK / $ DKK / CAD DKK / ¥ DKK / £	Dec. 31, 2016 DKK / ¥ DKK / $ DKK / CAD DKK / ¥ DKK / £	Dec. 31, 2015 DKK / ¥ DKK / $ DKK / CAD DKK / ¥ DKK / £
USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average | DKK / $	660	673	673
Year-end | DKK / $	621	706	683
Year-end change (as a percent)	(12.00%)	3.40%	11.60%
CNY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average	98	101	107
Year-end	95	102	105
Year-end change (as a percent)	(6.90%)	(2.90%)	6.10%
JPY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average	5.88	6.21	5.56
Year-end	5.51	6.03	5.67
Year-end change (as a percent)	(8.60%)	6.30%	10.70%
GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average | DKK / £	849	911	1,028
Year-end | DKK / £	839	869	1,011
Year-end change (as a percent)	(3.50%)	(14.00%)	6.20%
CAD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average | DKK / CAD	508	508	527
Year-end | DKK / CAD	495	524	492
Year-end change (as a percent)	(5.50%)	6.50%	(6.60%)